Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
License revenue	$ 622
Revenue, Product and Service [Extensible Enumeration]	License
Operating expenses:
Research and development expenses	$ 25,508	$ 53,561
General and administrative	24,001	25,009
Gain on legal settlement	(2,227)
Restructuring charges	1,339
Total operating expenses	48,621	78,570
Loss from operations:	(47,999)	(78,570)
Other income, net:
Gain on sale of Freeline Therapeutics GmbH	20,279
Gain on lease termination		5,307
Other income, net	39	5,451
Interest income, net	338	631
Benefit from R&D tax credit	619	1,304
Total other income (expense), net	21,275	12,693
Net loss before income taxes	(26,724)	(65,877)
Income tax expense	(209)	(96)
Net loss	$ (26,933)	$ (65,973)
Net loss per share attributable to ordinary shareholders-basic	$ (0.41)	$ (1.15)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.41)	$ (1.15)
Weighted average number of ordinary shares outstanding - Basic	65,217,110	57,384,985
Weighted-average number of ordinary shares outstanding - Diluted	65,217,110	57,384,985